DERIVATIVES - Notional Amount And Fair Value Of Derivatives (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
DERIVATIVES
Notional amount		¥ 5,376,612	¥ 5,372,940
Derivative assets	$ 6,563	45,569	445
Derivative liabilities			14,336
Not Designated as Hedging Instrument | Exchange-traded spot commodity contracts
DERIVATIVES
Derivative assets		0	0
Derivative liabilities		0	0
Not Designated as Hedging Instrument | Exchange-traded spot commodity contracts | Long position
DERIVATIVES
Notional amount		90,144	397,868
Not Designated as Hedging Instrument | Exchange-traded spot commodity contracts | Short position
DERIVATIVES
Notional amount		2,598,162	2,288,602
Not Designated as Hedging Instrument | Risk and return transfer contracts
DERIVATIVES
Notional amount		2,688,306	2,686,470
Derivative assets		¥ 45,569	445
Derivative liabilities			¥ 14,336
Threshold percentage of the net asset value of the fund under which the deposit requirements will be restored by the counterparty	70.00%	70.00%
Percentage of deposit requirements that will be restored to by counterparty when net asset value of the fund falls below the threshold	100.00%	100.00%
Net asset value of the third party fund in conjunction with execution guarantee agreement		¥ 121,990